Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended	60 Months Ended	71 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Wahed Dow Jones Islamic World ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed Dow Jones Islamic World ETF NAV
Average Annual Return, Percent	6.14%	1.83%
Wahed FTSE USA Shariah ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wahed FTSE USA Shariah ETF NAV
Average Annual Return, Percent	5.91%		15.45%	13.99%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	13.75%	4.94%
Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Islamic Market International Titans 100 Total Return Index
Average Annual Return, Percent	5.64%	2.14%
Bloomberg World ex US Large & Mid Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World ex US Large & Mid Cap Total Return Index
Average Annual Return, Percent	14.03%	4.99%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	13.52%		15.94%	13.94%
FTSE Shariah USA Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Shariah USA Index TR
Average Annual Return, Percent	6.39%		16.09%	14.61%